Discontinued operations - Additional Information (Detail) € in Millions		12 Months Ended
	Oct. 27, 2022 EUR (€)	Dec. 31, 2022 EUR (€) Days yr	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2013	Dec. 31, 1999	Dec. 31, 2020 EUR (€)
Disclosure Of Discontinued Operation [Line Items]
Percentage of voting interests acquired		50.00%
Unquoted amount of other post employment defined benefit plans		€ 328	€ 518
Unquoted amount of defined benefit plans		2,214	3,069
Unrealized loss position		25
Fair value		€ 75,557	160,187
Minimum investment return guaranteed [member] | Bottom of range [member]
Disclosure Of Discontinued Operation [Line Items]
Effective interest rate percentage		0.00%
The Netherlands [member] | Minimum investment return guaranteed [member] | Bottom of range [member]
Disclosure Of Discontinued Operation [Line Items]
Adjusted technical interest rates		3.00%
The Netherlands [member] | Minimum investment return guaranteed [member] | Top of range [member]
Disclosure Of Discontinued Operation [Line Items]
Adjusted technical interest rates		4.00%
Discontinued operations [member]
Disclosure Of Discontinued Operation [Line Items]
Interest income on minimum cash reserves			€ 0
Percentage of interest on minimum cash reserves			2.50%
One time tax charge in connection with business reorganization		€ 454
Percentage of deposit with agreed maturity		1.00%
Minimum balance on deposit with Dutch Central Bank		€ 82	€ 74			€ 84
Unrealized loss position		25
Fair value		49,452
Mortgage loans outstanding		387	319
Discontinued operations [member] | Netherlands mortgage loan portfolio [member]
Disclosure Of Discontinued Operation [Line Items]
Fair value		€ 28,477	€ 34,198
Percentage of loan to value		50.00%	56.00%
Percentage of loan portfolio guaranteed by government		39.00%	42.00%
Assumed defaults rate on delinquent loans		0.10%	0.10%
Delinquency days (defined as 60 days in arrears) | Days		60
Impairment charges		€ 1	€ 1
Discontinued operations [member] | Aegon Nederland N.V. [member]
Disclosure Of Discontinued Operation [Line Items]
Unquoted amount of other post employment defined benefit plans		€ 41	€ 57
Remaining average duration of defined benefits obligation | yr		10.2	12.7
Discontinued operations [member] | Aegon Nederland N.V. [member] | Life insurance contracts [member] | Wholly unfunded defined benefit plans [member]
Disclosure Of Discontinued Operation [Line Items]
Remaining average duration of defined benefits obligation | yr		14.3	20.9
Unquoted amount of defined benefit plans		€ 2,421	€ 3,409
Discontinued operations [member] | The Netherlands [member]
Disclosure Of Discontinued Operation [Line Items]
Mortgage Loans Pledged As Collateral		5,000	5,100
One time tax charge in connection with business reorganization		€ 454
Cash proceeds from insurance banking and mortgage origination	€ 2,200
Percentage of voting interests acquired	29.99%	29.99%
Other comprehensive income related to assets and liabilities held for sale		€ (1,286)
Older generation guarantee, percentage		4.00%
Percentage of guarantee decreased				0.00%	3.00%
Deficit of insurance liability adequacy test		€ 171	2,243
Discontinued operations [member] | The Netherlands [member] | Minimum investment return guaranteed [member]
Disclosure Of Discontinued Operation [Line Items]
Guarantees profit sharing maximum, percentage		0.00%
Contract period		5 years
Discontinued operations [member] | The Netherlands [member] | Minimum investment return guaranteed [member] | Bottom of range [member]
Disclosure Of Discontinued Operation [Line Items]
Adjusted technical interest rates		3.00%
Effective interest rate percentage		0.00%
Discontinued operations [member] | The Netherlands [member] | Minimum investment return guaranteed [member] | Top of range [member]
Disclosure Of Discontinued Operation [Line Items]
Adjusted technical interest rates		4.00%
Seacure Seventeen [Member] | Discontinued operations [member] | CANADA | Life insurance contracts [member]
Disclosure Of Discontinued Operation [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 600	€ 600
Longevity Reinsurance Contract One [Member] | Seacure Seventeen [Member] | Discontinued operations [member] | CANADA
Disclosure Of Discontinued Operation [Line Items]
Financial assets pledged as collateral for liabilities or contingent liabilities		€ 295